Subsequent Event	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event

NOTE 16—SUBSEQUENT EVENT:

On March 8, 2018, the Company reported top-line results from its pivotal Phase 3 GLOBE study in patients with recurrent glioblastoma (rGBM). The study did not meet its pre-specified primary endpoint of overall survival.  The Company expects to receive the full and final data and to conduct an in-depth analysis in order to better understand the outcome of the study and the potential activity of VB-111 in recurrent GBM.